PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed statements of cash flows
Net cash provided by (used in) operating activities	¥ 334,174,702	$ 52,439,303	¥ 465,598,711	¥ 178,680,435
Net cash provided by (used in) investing activities	(295,058,974)	(46,301,191)	(535,231,611)	(467,889,241)
Net cash provided by (used in) financing activities	6,246,384	980,194	(13,163,686)	35,282,416
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(8,490,370)	(1,332,325)	(23,332,213)	7,206,098
Net increase (decrease) in cash, cash equivalents and restricted cash	36,871,742	5,785,981	(106,128,799)	(246,720,292)
Cash, cash equivalents and restricted cash at the beginning of the year	395,473,214	62,058,377	501,602,013	748,322,305
Cash, cash equivalents and restricted cash at the end of the year	432,344,956	$ 67,844,358	395,473,214	501,602,013
Reportable Legal Entities | Parent Company
Condensed statements of cash flows
Net cash provided by (used in) operating activities	25,839,822		(55,920,062)	124,118,382
Net cash provided by (used in) investing activities	16,132,750		34,502,559	(144,813,597)
Net cash provided by (used in) financing activities	6,246,384		24,230,446	(2,133,713)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(6,107,381)		(16,693,391)	4,249,727
Net increase (decrease) in cash, cash equivalents and restricted cash	42,111,575		(13,880,448)	(18,579,201)
Cash, cash equivalents and restricted cash at the beginning of the year	241,798,776		255,679,224	274,258,425
Cash, cash equivalents and restricted cash at the end of the year	¥ 283,910,351		¥ 241,798,776	¥ 255,679,224